Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	23747-1 / CW1694263.1

February 27, 2007

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East, Mailstop 7010

Washington, DC 20549

Attention:	Anne Nguyen Parker, Branch Chief

Dear Sir/Mesdames:

Re: Eden Energy Corp. (the “Company”) Post Effective Amendment No. 3 to Registration Statement on Form S-1 Filed February 27, 2008 Your File No. 333-128649

                Thank you for the copy of your letter dated February 12, 2008 with your comments on the Company's Post Effective Amendment No. 2 to Registration Statement on Form SB-2, filed January 11, 2008. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

General

1.            It appears from the Form 8-K’s that you filed on January 22, 2008 and January 23, 2008 that you amended the terms of the 6% convertible promissory notes issued August 25, 2005. Among other changes you amended the conversion prices of the notes and warrants and extended the exercise date of the warrants.

Since it appears that you renegotiated the terms of the private placement after you filed the Form SB-2, you cannot rely on Rule 152 to separate the issuance and resale transactions, which occurred simultaneously. Please discuss the steps you intend to take to address these concerns.

We believe that the Company was not required to rely on Rule 152 for the amendments to the convertible promissory notes and the issuances on conversion thereof. Such issuances were not undertaken pursuant to the Registration Statement/Prospectus, but were issued in reliance on Rule 506 of Regulation D, as was done with the initial grants of the notes.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

We have amended the registration statement to reflect the amendments to the terms of the 6% convertible promissory notes issued August 25, 2005, including the terms of the conversion price of the notes and the warrants and the extension of the exercise date of the warrants.

2.            Please note that amendments to Regulation S-K became effective February 4, 2008 and that Form SB-2 was eliminated as of that date. With your next amendment, please amend your registration statement to comply with the new rules. Refer to Release 33-8876 (December 19, 2007) and the “Compliance Date” section.

We have updated the cover page to the registration statement to Form S-1/A. Pursuant to Release 33-8876 (December 19, 2007) we have continued using the “SB” form for the disclosure format and content of the registration statement.

3.            Please update your registration statement to reflect the information contained in the Form 8-K filed January 23, 2008 to announce the issuance of stock options to certain officers and to file the amended 2004 Stock Option Plan. Discuss the material terms of the amended plan in the registration statement.

We have amended the registration statement to reflect the recent announcement of the Company’s Amended 2004 Stock Option Plan and the granting of stock options to certain directors and officers. The only amendment to the 2004 Stock Option Plan was to increase the number of stock options available for grant from 3,000,000 to 4,276,332, which has been noted in the registration statement.

4.            Please update the beneficial ownership table in your registration statement to reflect the information contained in the Schedule 13G/A filed February 6, 2008 by RAP Special Situations Master Fund.

We have added RAB Special Situations (Master) Fund Limited to the table under the section “Security Ownership of Certain Beneficial Owners and Management”.

Cover Page of Prospectus

5.            Provide a closing bid price of your common stock as of a more recent practicable date.

We have updated the cover page of the prospectus to reflect a closing bid price of the Company’s common stock as of February 20, 2008.

General

We enclose a clean and four blacklined copies of the Post-Effective Amendment No. 3 to Form S-1 for your review.

CW1694263.1

                We look forward to the receipt of any further comments which you may have in regard to the Post-Effective Amendment No. 3 to Form S-1 shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William Macdonald

William L. Macdonald

Encl.

WLM/ljm

cc:	Eden Energy Corp.

CW1694263.1